Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 0.2%
Commercial Services & Supplies - 0.2%
Wildflower Improvement Association
6.63%, 03/01/2031 (A) (B)	$ 397,752	$ 398,020

Total Corporate Debt Security (Cost $391,076)		398,020

MUNICIPAL GOVERNMENT OBLIGATIONS - 83.3%
Alabama - 0.4%
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	295,000	295,645
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (B)	500,000	550,648

		846,293

Arizona - 4.7%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (B)	395,000	416,224
Class A,
4.00%, 07/01/2051	1,500,000	1,609,054
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 05/15/2056	1,340,000	1,477,196
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A) (B)	600,000	638,221
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (B)	2,310,000	2,470,919
6.95%, 07/01/2041	150,000	150,342
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (B)	500,000	532,686
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	122,003
Tempe Industrial Development Authority, Revenue Bonds,
Class B,
4.00%, 12/01/2056	2,130,000	2,203,503

		9,620,148

Arkansas - 0.1%
County of Independence Hydroelectric Power Revenue, Revenue Bonds,
ACA,
5.30%, 05/01/2033	45,000	45,111
Series B, ACA,
4.80%, 05/01/2024	110,000	110,315
Saline County Property Owners Improvement District No. 49, General Obligation Limited,
Series A,
5.75%, 02/01/2036	15,000	15,019

		170,445

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 5.3%
California County Tobacco Securitization Agency, Revenue Bonds,
5.88%, 06/01/2035	$ 135,000	$ 137,207
Series A,
5.88%, 06/01/2043	35,000	35,053
California Health Facilities Financing Authority, Revenue Bonds,
5.00%, 09/01/2048	375,000	436,758
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A-1,
5.00%, 01/01/2056 (B)	600,000	644,596
California Municipal Finance Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2038 (B)	700,000	771,738
California Public Finance Authority, Revenue Bonds,
3.13%, 05/15/2029 (B)	1,500,000	1,509,178
5.00%, 11/15/2046 - 11/15/2056 (B)	3,575,000	3,978,549
Series A,
5.00%, 06/15/2049 (B)	250,000	254,156
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.25%, 12/01/2056 (B)	500,000	567,050
5.75%, 01/15/2045 (B)	475,000	488,212
Series B,
6.00%, 12/01/2024	210,000	232,807
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	55,000	55,956
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series A-1,
5.00%, 06/01/2047	365,000	370,498
Series B-2,
Zero Coupon, 06/01/2066	5,000,000	795,469
Palomar Health, Revenue Bonds,
5.00%, 11/01/2028	45,000	51,683
Upland Community Facilities District, Special Tax,
Series A,
3.50%, 09/01/2049	600,000	621,587

		10,950,497

Colorado - 13.0%
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.00%, 12/01/2051	290,000	308,818
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A,
5.00%, 12/01/2051	1,000,000	1,049,372
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2047	500,000	520,757
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
Series A,
5.00%, 12/01/2050	2,000,000	2,142,626

Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	$ 937,000	$ 986,029
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,075,000	1,145,381
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 11/01/2035 - 10/01/2061	1,000,000	1,033,625
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/15/2053	250,000	279,172
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,064,020
Denver Connection West Metropolitan District, General Obligation Limited,
Series A,
5.38%, 08/01/2047	500,000	521,353
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	500,000	559,859
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	534,239
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	340,000	369,535
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	1,550,000	1,568,420
Painted Prairie Metropolitan District No. 2, General Obligation Limited,
5.25%, 12/01/2048	2,000,000	2,083,066
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (B)	1,150,000	1,228,992
Pronghorn Valley Metropolitan District, General Obligation Limited,
Series A,
4.00%, 12/01/2051	650,000	635,554
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	90,000	131,902
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	3,000,000	2,968,897
Ridgeline Vista Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2060	2,530,000	2,768,919
Town of Frisco Marina Enterprise Revenue, Revenue Bonds,
5.00%, 12/01/2048	150,000	157,939
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	1,000,000	1,079,223
5.00%, 12/01/2041	1,365,000	1,496,612

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040 - 12/01/2050	$ 2,200,000	$ 2,347,179

		26,981,489

Connecticut - 0.8%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2055 (B)	500,000	541,680
Series B-1,
3.25%, 01/01/2027 (B)	275,000	277,770
Series J,
5.00%, 07/01/2037 - 07/01/2042	755,000	768,803

		1,588,253

Delaware - 0.4%
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2054	835,000	910,578

District of Columbia - 2.8%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	100,000	112,961
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds,
6.50%, 05/15/2033	5,000	5,410
Series A,
Zero Coupon, 06/15/2046	100,000	22,318
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
AGM,
4.00%, 10/01/2052 (C)	5,000,000	5,565,022

		5,705,711

Florida - 6.6%
Capital Trust Agency, Inc., Revenue Bonds,
Zero Coupon, 07/01/2061 (B)	7,000,000	657,960
Series A,
5.00%, 01/01/2056 (B)	450,000	478,242
City of Tampa, Revenue Bonds,
Series A,
Zero Coupon, 09/01/2053	2,000,000	582,673
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (B)	1,025,000	1,113,523
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2035 - 07/01/2045	1,325,000	1,411,150
5.13%, 06/01/2040 (B)	500,000	570,108
Series A,
4.00%, 06/01/2030	500,000	518,383
Series B,
7.38%, 01/01/2049 (B)	1,000,000	1,085,978
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 06/01/2030 (B)	660,000	673,098
5.00%, 06/01/2047 (B)	350,000	358,497
Northern Palm Beach County Improvement District, Special Assessment,
4.50%, 08/01/2031	50,000	50,980

Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Rustic Oaks Community Development District Capital Improvement Revenue
4.00%, 05/01/2052 (C)	$ 1,500,000	$ 1,543,109
Silver Palms West Community Development District, Special Assessment,
3.25%, 06/15/2042	1,000,000	978,398
4.00%, 06/15/2052	1,250,000	1,287,445
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2050	2,300,000	2,376,314

		13,685,858

Georgia - 3.4%
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	4,000,000	4,136,458
George L Smith II Congress Center Authority, Revenue Bonds,
5.00%, 01/01/2054 (B)	2,520,000	2,809,051

		6,945,509

Idaho - 1.1%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
5.00%, 06/01/2035	285,000	310,050
6.00%, 07/01/2049 - 07/01/2054 (B)	1,725,000	2,009,219

		2,319,269

Illinois - 6.5%
Chicago Board of Education, General Obligation Unlimited,
Series A,
5.50%, 12/01/2039	25,000	25,047
Series A, AGM,
5.00%, 12/01/2035	550,000	654,003
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	215,000	298,121
Series A,
5.00%, 01/01/2044	1,000,000	1,140,078
Series B,
6.21%, 01/01/2032	250,000	299,020
Series C,
Zero Coupon, 01/01/2024	145,000	138,733
5.00%, 01/01/2038	1,000,000	1,115,712
Cook County Community College District No. 508, General Obligation Unlimited,
5.50%, 12/01/2038	500,000	526,842
Cook County School District No. 132, General Obligation Limited,
Series A, AGM,
4.20%, 12/01/2027	361,000	398,743
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 11/01/2056	2,630,000	2,864,651
Series A,
5.00%, 11/01/2049	1,000,000	1,079,912
State of Illinois, General Obligation Unlimited,
4.13%, 03/01/2028	35,000	35,084
5.00%, 02/01/2027	500,000	535,853
6.63%, 02/01/2035	25,000	29,738
6.75%, 03/01/2029	115,000	142,751
7.10%, 07/01/2035	155,000	196,364
7.35%, 07/01/2035	20,000	24,641

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited, (continued)
Series A,
5.00%, 12/01/2034 - 05/01/2041	$ 635,000	$ 727,537
Series M,
5.10% (D), 06/01/2033	680,000	682,988
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	315,000	315,251
5.23%, 12/01/2024	700,000	699,200
Village of Rosemont, General Obligation Unlimited,
Series A, AGC,
6.00%, 12/01/2035	15,000	19,010
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,480,000	1,464,134
Will County Community High School District No. 210, General Obligation Unlimited,
Series A,
3.25%, 01/01/2030	45,000	45,538
3.38%, 01/01/2033	25,000	25,312
5.00%, 01/01/2027	55,000	56,787

		13,541,050

Indiana - 2.3%
Indiana Finance Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2026 - 11/15/2041	2,410,000	2,714,476
Indiana Housing & Community Development Authority, Revenue Bonds,
Series A,
5.25%, 04/01/2041 (B)	2,000,000	2,039,204

		4,753,680

Iowa - 0.7%
Iowa Finance Authority, Revenue Bonds,
Series A,
4.00%, 05/15/2053	1,500,000	1,539,779

Kansas - 0.3%
City of Manhattan, Revenue Bonds,
Series A,
4.00%, 06/01/2046	525,000	550,414
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	155,000	128,874

		679,288

Kentucky - 0.0% (E)
Edmonson County Industrial Building Revenue, Revenue Bonds,
5.00%, 03/01/2027	20,000	20,014
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,014

		45,028

Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana - 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (B)	$ 1,285,000	$ 1,335,098
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (B)	500,000	638,744

		1,973,842

Maryland - 0.0% (E)
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	65,000	65,754

Massachusetts - 0.3%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	500,000	548,382

Michigan - 0.7%
Kentwood Economic Development Corp., Revenue Bonds,
4.00%, 11/15/2045	500,000	535,534
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	20,000,000	989,368

		1,524,902

Minnesota - 3.4%
City of Apple Valley, Revenue Bonds,
4.00%, 09/01/2051 - 09/01/2061	1,695,000	1,730,242
City of Deephaven, Revenue Bonds,
Series A,
5.25%, 07/01/2037	80,000	87,456
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	375,000	394,428
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	575,000	600,693
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	930,000	970,616
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
4.50%, 07/01/2028	485,000	527,058
5.00%, 07/01/2036 - 12/01/2050	1,765,000	2,002,305
Series B,
5.25%, 04/01/2043	400,000	402,662
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2041	200,000	207,502
4.25%, 08/01/2046	120,000	125,034

		7,047,996

Missouri - 0.0% (E)
Health & Educational Facilities Authority, Revenue Bonds,
4.25%, 12/01/2042 (A) (B)	75,000	80,637

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana - 0.1%
City of Forsyth, Revenue Bonds,
Series A,
3.90%, 03/01/2031 (F)	$ 135,000	$ 138,573
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,032

		163,605

Nevada - 0.1%
City of Reno, Special Assessment,
7.25%, 12/01/2025	30,000	30,035
County of Clark, Special Assessment,
4.00%, 08/01/2022	160,000	161,958

		191,993

New Jersey - 2.0%
County of Essex, General Obligation Unlimited,
Series A,
0.05%, 08/15/2037	2,275,000	1,440,087
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (G) (H)	500,000	367,500
5.13%, 12/01/2045 (G) (H)	30,000	22,050
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (B)	760,000	824,499
Series B,
6.50%, 04/01/2031 (A)	10,000	11,109
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2030	40,000	45,730
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B,
5.00%, 06/01/2046	1,320,000	1,469,523

		4,180,498

New Mexico - 0.2%
Artesia Hospital District, General Obligation Unlimited,
4.00%, 08/01/2023	400,000	403,368

New York - 3.3%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	500,000	549,003
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056	450,000	470,391
5.00%, 12/01/2051 (B)	750,000	827,501
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
CPI + 0.89%, 7.70% (F), 03/01/2027	20,000	21,611
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	10,000	10,011

Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York Counties Tobacco Trust IV, Revenue Bonds,
Series A,
5.00%, 06/01/2038	$ 25,000	$ 25,380
New York Counties Tobacco Trust VI, Revenue Bonds,
Series A-2B,
5.00%, 06/01/2045	870,000	957,589
Series C,
3.75%, 06/01/2045	1,760,000	1,799,513
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	109,954
Series A, AGM,
4.00%, 10/01/2035	345,000	397,247
New York Transportation Development Corp., Revenue Bonds,
3.00%, 08/01/2031	1,000,000	1,040,317
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	63,748
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	465,000	517,690

		6,789,955

North Carolina - 1.4%
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 09/01/2046 - 09/01/2051	1,815,000	2,005,460
Series A,
5.00%, 10/01/2050	785,000	911,208

		2,916,668

Ohio - 3.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	4,685,000	5,149,702
Series B-3, Class 2,
Zero Coupon, 06/01/2057	14,000,000	2,194,687
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (A)	20,000	20,068
County of Greene, Revenue Bonds,
Series A, ACA,
5.10%, 09/01/2029	110,000	110,075
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	100,000	108,254

		7,582,786

Oregon - 0.4%
Oregon State Facilities Authority, Revenue Bonds,
Series B,
6.75%, 06/15/2022 (A) (B)	85,000	85,752
Yamhill County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2056	750,000	842,482

		928,234

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania - 2.0%
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039 - 01/01/2045	$ 650,000	$ 716,290
Montgomery County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 01/15/2029	80,000	85,907
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	3,000,000	3,270,208
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	12,618

		4,085,023

Puerto Rico - 5.2%
Children’s Trust Fund, Revenue Bonds,
5.38%, 05/15/2033	10,000	10,284
5.50%, 05/15/2039	55,000	56,554
5.63%, 05/15/2043	45,000	45,919
Commonwealth of Puerto Rico, General Obligation Unlimited,
AGC-ICC,
5.50%, 07/01/2022	100,000	100,851
AGM,
5.13%, 07/01/2030	275,000	276,514
AGM-CR,
4.50%, 07/01/2023	75,000	75,207
5.00%, 07/01/2028	30,000	30,125
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	620,000	622,592
5.25%, 07/01/2030	55,000	55,376
5.50%, 07/01/2029	245,000	257,453
Series A, AGM,
4.13%, 07/01/2023 - 07/01/2024	50,000	50,171
5.00%, 07/01/2035	265,000	266,851
5.38%, 07/01/2025	200,000	201,848
Series A-4, AGM,
5.00%, 07/01/2031	170,000	170,711
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	401,672
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	160,000	161,093
5.38%, 07/01/2028	30,000	30,245
5.50%, 07/01/2032	145,000	146,375
5.75%, 07/01/2037	650,000	656,476
Puerto Rico Convention Center District Authority, Revenue Bonds,
Series A, AGC,
4.50%, 07/01/2036	770,000	781,589
5.00%, 07/01/2027	275,000	280,650
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.63%, 07/01/2023	350,000	354,297
3.65%, 07/01/2024	210,000	212,579
Series RR, AGC,
5.00%, 07/01/2028	270,000	275,547
Series SS, AGM,
5.00%, 07/01/2030	110,000	112,260
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	270,445
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,514

Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds, (continued)
Series UU, AGC,
4.25%, 07/01/2027	$ 365,000	$ 369,491
5.00%, 07/01/2026	165,000	168,390
Series UU, AGM,
5.00%, 07/01/2022 - 07/01/2024	315,000	321,472
Series VV, AGM,
5.25%, 07/01/2027	70,000	72,797
Puerto Rico Highway & Transportation Authority, Revenue Bonds,
AGC-ICC,
5.00%, 07/01/2028	55,000	55,440
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	85,679
Series AA-1, AGM,
4.95%, 07/01/2026	155,000	156,156
Series CC, AGM,
5.25%, 07/01/2036	180,000	193,110
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	81,240
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	580,000	584,635
Series E, AGM,
5.50%, 07/01/2023	150,000	156,258
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	307,437
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,047
5.00%, 07/01/2030	30,000	30,240
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	161,289
Series N, AGC,
5.25%, 07/01/2036	120,000	128,727
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	265,000	286,404
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
4.75%, 08/01/2022	140,000	140,745
5.00%, 08/01/2022 - 08/01/2030	845,000	851,753
Series A, AGM-CR,
4.75%, 08/01/2025	70,000	70,372
Puerto Rico Public Buildings Authority, Revenue Bonds,
Series I, AGC-ICC,
5.00%, 07/01/2036	290,000	292,318
Series K, AGM,
5.25%, 07/01/2027	190,000	191,895

		10,665,093

South Carolina - 0.1%
County of Lancaster, Special Assessment,
Series A,
3.13%, 12/01/2022	130,000	130,939

Tennessee - 0.7%
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment,
Zero Coupon, 06/01/2043 (B)	1,750,000	642,916
4.00%, 06/01/2051 (B)	750,000	742,292

		1,385,208

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas - 3.5%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	$ 550,000	$ 594,011
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (B)	448,000	426,719
4.25%, 09/15/2051 (B)	514,000	478,748
Harris County-Houston Sports Authority, Revenue Bonds,
NATL,
Zero Coupon, 11/15/2023	10,000	9,578
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 11/01/2049 - 11/01/2055	2,250,000	2,446,929
5.00%, 01/01/2047 - 01/01/2055	1,000,000	1,036,988
Newark Higher Education Finance Corp., Revenue Bonds,
5.00%, 06/15/2048	50,000	50,557
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	468,764
San Antonio Education Facilities Corp., Revenue Bonds,
Series A,
5.00%, 10/01/2031 - 10/01/2051	1,485,000	1,555,545
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	251,916

		7,319,755

Virginia - 4.0%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds,
Series A, ACA,
5.50%, 07/15/2035 (I)	50,000	50,043
Buena Vista Public Service Authority, Revenue Bonds,
Series A,
5.13%, 01/01/2023	10,000	10,015
6.00%, 01/01/2027	50,000	50,052
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	375,000	425,123
James City County Economic Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2050	2,500,000	2,668,581
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B-1,
5.00%, 06/01/2047	190,000	191,395
Virginia College Building Authority, Revenue Bonds,
4.00%, 06/01/2046	565,000	608,339
Virginia Small Business Financing Authority, Revenue Bonds,
4.00%, 12/01/2051	4,000,000	4,346,973

		8,350,521

West Virginia - 0.0% (E)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series B,
Zero Coupon, 06/01/2047	450,000	47,845

Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 2.8%
Public Finance Authority, Revenue Bonds,
4.00%, 07/01/2051	$ 250,000	$ 263,724
5.00%, 04/01/2022 (A)	25,000	25,190
5.00%, 06/15/2053	175,000	199,207
Series A,
5.00%, 06/15/2049 (B)	90,000	95,722
Series A, AGM,
4.00%, 07/01/2059	1,000,000	1,083,360
5.00%, 07/01/2054	1,000,000	1,154,902
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
4.00%, 12/01/2041 - 12/01/2056	2,350,000	2,404,715
5.00%, 08/01/2039	500,000	521,697

		5,748,517

Total Municipal Government Obligations (Cost $170,224,073)		172,414,396

	Shares	Value
EXCHANGE-TRADED FUND - 0.2%
U.S. Fixed Income Fund - 0.2%
iShares 20+ Year Treasury Bond ETF (J)	4,000	569,560

Total Exchange-Traded Fund (Cost $568,000)		569,560

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (K)	566,475	566,475

Total Other Investment Company (Cost $566,475)		566,475

	Principal	Value
REPURCHASE AGREEMENT - 19.0%
Fixed Income Clearing Corp., 0.00% (K), dated 01/31/2022, to be repurchased at $39,199,693 on 02/01/2022. Collateralized by U.S. Government Obligations, 0.50% - 1.75%, due 01/15/2028, and with a total value of $39,983,694.	$ 39,199,693	39,199,693

Total Repurchase Agreement (Cost $39,199,693)		39,199,693

Total Investments (Cost $210,949,317)		213,148,144
Net Other Assets (Liabilities) - (3.0)%		(6,290,925)

Net Assets - 100.0%		$ 206,857,219

Transamerica Funds	Page 7

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Security	$—	$398,020	$—	$398,020
Municipal Government Obligations	—	172,414,396	—	172,414,396
Exchange-Traded Fund	569,560	—	—	569,560
Other Investment Company	566,475	—	—	566,475
Repurchase Agreement	—	39,199,693	—	39,199,693

Total Investments	$1,136,035	$212,012,109	$—	$213,148,144

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Restricted securities. At January 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Security	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$390,493	$398,020	0.2%
Municipal Government Obligations	Industrial Development Authority of the City of Phoenix Revenue Bonds 4.63%, 07/01/2026	04/06/2016	600,010	638,221	0.3
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	80,637	0.0	(E)
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	11,109	0.0	(E)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,068	0.0	(E)
Municipal Government Obligations	Oregon State Facilities Authority Revenue Bonds Series B 6.75%, 06/15/2022	11/19/2015	85,002	85,752	0.1
Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	25,190	0.0	(E)

Total			$1,209,293	$1,258,997	0.6%

(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $33,242,147, representing 16.1% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2022; the maturity date disclosed is the ultimate maturity date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(G)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2022, the total value of such securities is $389,550, representing 0.2% of the Fund’s net assets.
(H)	Non-income producing securities.
(I)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2022, the value of this security is $50,043, representing less than 0.1% of the Fund’s net assets.

Transamerica Funds	Page 8

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(J)	All or a portion of the security is on loan. The value of the security on loan is $563,864, collateralized by cash collateral of $566,475 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,715. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(K)	Rates disclosed reflect the yields at January 31, 2022.
(L)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate

Transamerica Funds	Page 9

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Muni (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 10

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 11